STATEMENTS OF CONSOLIDATED AND COMBINED OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 178,972	$ 203,710	$ 894,967	$ 571,948	$ 393,631
Other revenues	869	911	4,378	3,075	3,237
Total revenues	179,841	204,621	899,345	575,023	396,868
Costs and expenses:
Lease operating	45,700	33,355	161,303	113,640	103,754
Gathering, processing, and transportation	22,983	14,120
Pipeline operating	446	489	2,068	1,835	2,114
Exploration	816	146	16,603	2,356	9,800
Production and ad valorem taxes	9,430	8,584	45,751	27,146	23,624
Depreciation, depletion, and amortization	91,798	57,679	314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347		432,116	6,600	28,871
Incentive unit compensation expense	10,224	1,023	943,949	43,279	9,510
General and administrative	27,487	17,739	87,673	82,079	59,677
Accretion of asset retirement obligations	1,757	1,521	6,306	5,581	5,009
(Gain) loss on commodity derivative instruments	(253,649)	59,482	(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties		(110)	3,057	(85,621)	(9,761)
Other, net		(12)	(12)	649	502
Total costs and expenses	208,339	194,016	1,263,019	352,967	336,867
Operating income (loss)	(28,498)	10,605	(363,674)	222,056	60,001
Other income (expense):
Interest expense, net	(38,574)	(34,052)	(133,833)	(69,250)	(33,238)
Loss on extinguishment of debt			(37,248)	0	0
Amortization of investment premium			0	0	(194)
Other, net	111	31	(337)	145	535
Total other income (expense)	(38,463)	(34,021)	(171,418)	(69,105)	(32,897)
Income (loss) before income taxes	(66,961)	(23,416)	(535,092)	152,951	27,104
Income tax benefit (expense)	(45,188)	(100)	(100,971)	(1,619)	(107)
Net income (loss)	(112,149)	(23,516)	(636,063)	151,332	26,997
Net income (loss) attributable to noncontrolling interest	(158,041)	(31,888)	126,788	49,830	(2,701)
Net income (loss) attributable to Memorial Resource Development Corp.	45,892	8,372	(762,851)	101,502	29,698
Net (income) loss allocated to members		(6,947)	(20,305)	(90,712)	7,620
Net (income) loss allocated to previous owners		$ (1,425)	(1,425)	(10,790)	(37,318)
Net (income) allocated to participating restricted stockholders	(277)		0	0	0
Net income (loss) available to common stockholders	$ 45,615		$ (784,581)	$ 0	$ 0
Earnings per common share: (Note 10)
Basic	$ 0.24		$ (4.08)	$ 0	$ 0
Diluted	$ 0.24		$ (4.08)	$ 0	$ 0
Weighted average common and common equivalent shares outstanding:
Basic	190,705		192,498	0	0
Diluted	190,705		192,498	0	0